Note 18 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands			12 Months Ended
		Feb. 26, 2004	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture	[1]		$ 8,140	$ 73,524
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture			104,653
Interest earned from advance to joint venture			$ 2,992
Minera Juanicipio, S.A. de C.V. [member] | Libor rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis			2.00%
Juanicipio Joint Venture [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage			44.00%
Fresnillo PLC [member] | Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Amount charged for contributions to a joint venture			$ 237,857
Cinco de Mayo property [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage			2.50%
Cascabel and IMDEX [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions			$ 104	$ 22
Cascabel [member] | Cinco de Mayo property [member]
Statement Line Items [Line Items]
Net Smelter Returns Royalty Percentage		2.50%
Percentage interest in acquisition of mineral property		100.00%
Former executive [member]
Statement Line Items [Line Items]
Severance payments			$ 382

[1]	A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. The majority of the interest accrued within Juanicipio was capitalized to ‘Mineral interests, plant and equipment’ and as a result capitalized interest recorded by the Company on the loan totaling $2,992 for the year ended December 31, 2022 ( December 31, 2021: $1,316) was credited to the Investment in Juanicipio account as an eliminating related party entry (Note 18). Offsetting this amount in the year ended December 31, 2022, was interest receivable of $419 ( December 31, 2021: nil) which was converted into additional shareholder loans and $179 ( December 31, 2021: nil) which was converted into additional shareholder capital. In addition, during the year ended December 31, 2022, $3,564 of interest payments were received from Juanicipio ( December 31, 2021: [nil]).